Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 14, 2022, the Company amended and restated its memorandum and articles of association to increase the maximum number of authorized shares to 150,000,000 shares divided into 120,000,000 class A ordinary shares with a par value of US$0.01 each and 30,000,000 class B ordinary shares with a par value of US$0.01 each.

On February 14, 2023, the Company amended and restated its memorandum and articles of association to increase the maximum number of authorized shares from 150,000,000 shares to 2,430,000,000 shares divided into 2,400,000,000 Class A Ordinary Shares with a par value of US$0.01 each and 30,000,000 Class B Ordinary Shares with a par value of US$0.01 each.

As of December 31, 2022 and June 30, 2023, 79,536,589 and 176,070,465 Class A ordinary shares were issued and outstanding, respectively. As of December 31, 2022 and June 30, 2023, 3,573,100 and 3,573,100 Class B ordinary shares were issued and outstanding.

Completion of IPO

On January 30, 2020, the Company completed its IPO on the Nasdaq Share Exchange. In November 2022, the Company adopted an ordinary share / ADS ratio change from one (1) Class ‘A’ ordinary share being equal to one (1) ADS to 20 Class ‘A’ ordinary shares being equal to one (1) ADS).

Conversion of convertible loans

On July 22, 2021, the Company issued convertible debentures (the “Convertible Debentures”) to certain investors in a registered direct offering in an aggregate principal amount of US$3,014 (RMB20,788) for the discounted price of US$2,740 (RMB18,898). The Convertible Debentures were partially converted into 114,234 Class ‘A’ ordinary shares on December 10, 2021. On March 16, 2022, substantially all of the remaining outstanding Convertible Debentures were converted into 4,842,197 Class A ordinary shares. The fair value of the Convertible Debentures on March 16, 2022 immediately prior to conversion was assessed at RMB22,237. As of June 30, 2023, the fair value of the outstanding balance of the Convertible Debentures was RMB16 (US$2).

On May 31, 2021, the Company issued a convertible note in the principal amount of RMB4,479 to Ascent Investor Relations Inc., (“Ascent”) for public relations services rendered. The convertible note was fully converted into 3,232,397 Class A ordinary shares with conversion prices ranging from US$0.16-0.33 per share by April 27, 2022. The fair value of the convertible note immediately prior to conversion was assessed at RMB5,502.

Shares issued for services

On June 1, 2022, the Company entered into a service agreement with a public relations firm. Pursuant to the service agreement, the Group was required to pay US$50 as compensation for the public relations services. On June 10, 2022, the Company issued 187,094 class A ordinary shares for the services. The fair value of the PR services was RMB359 (US$54) determined based on the Company’s ADS market price on June 10, 2022.

On August 31, 2022, the Company granted 140,000 class A ordinary shares to two employees as bonuses that vested immediately upon grant. On September 16, 2022, the Company issued the 140,000 class A ordinary shares. The fair value of the bonuses was RMB1,341 (US$195) determined based on the Company’s ADS market price on August 31, 2022.

On April 20, 2023, the Company entered into a service agreement with a finance service firm, Pursuant to the service agreement, the Company was required to pay 3,500,000 Class A ordinary shares for the service. On May 11, 2023, the Company issued 3,500,000 Class A ordinary shares to the finance service firm. The fair value of the services was RMB6,385 (US$919) determined based on the Company’s ADS market price on May 11, 2023.

Shares issued for reserve

As of December 31, 2022, the Group had 1,322,853 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion. During the six months ended June 30, 2023, of 22,000,000 Class A ordinary shares issued in a private placement on June 9, 2023, 2,500,000 class A ordinary shares were subsequently recalled and cancelled on October 30, 2023 due to the inability to timely collect the funds from the investor. Such 2,500,000 class A ordinary shares were included as the shares held as a reserve and not included in the calculation of loss per share. As of June 30, 2023, 3,822,853 Class A ordinary shares were held in an escrow account as a reserve.

Private placements

On March 16, 2022, the Company entered into a share subscription agreement with a third-party investor, pursuant to which the Company issued 1,235,788 Class A ordinary shares at price of US$0.2563 per share to the investor (the “March 16, 2022 private placement”). In addition, the Company also issued pre-funded warrants to purchase an aggregate of 4,226,135 of Class A ordinary shares for US$0.2563 per share to the investor, equal to the exercise price minus US$0.00001 for the pre-funded warrants. Total gross proceeds of RMB9,395 (US$1,400) was received on May 19, 2022. 2,584,900 pre-funded warrants were exercised during the six months ended June 30, 2023; the remaining pre-funded warrants were exercised on July 13, 2023.

On March 29, 2022, the Company entered into a share subscription agreement with a third-party Chinese investor, pursuant to which the Company issued 654,622 Class A ordinary shares at price of US$0.35 to the investor and received gross proceeds of RMB1,500 (US$232) on March 30, 2022.

On May 27, 2022, the Company entered into investment agreements with nine third-party investors. The investors agreed to invest up to RMB20,094 (US$3,000) to purchase Class A ordinary shares, at a purchase price of the lower of (i) $0.30 per ADS (the equivalent of 1 Class A ordinary share) and (ii) 80% of the average ten-day trading closing price of the ADSs (the equivalent of 1 Class A ordinary share) for the ten consecutive day trading period ended on the date of investment agreement. On May 27, 2022 and May 30, 2022, the Company issued 6,229,235 and 6,263,048 Class A ordinary shares to the investors, respectively. In addition, warrants to purchase (i) an aggregate of 3,000,000 Class A ordinary shares for US$0.4 per share, (ii) an aggregate of 1,200,000 Class A ordinary shares for US$0.75 per share (ADS), and (iii) an aggregate of 750,000 Class A ordinary shares (ADS) for US$1.2 per share were issued to the investors. No warrants were excised during the year ended December 31, 2022. On September 2, 2022, three of the investors in the Company’s May 2022 private placements filed an action against the Company in the State of Delaware Court of Chancery captioned Chen Wenge, et al. v. Fresh2 Group Limited, C.A. No. 2022-0779-PAF. The Plaintiffs sued the Company for breaches of the investment agreements. The plaintiffs claimed that the entry into certain investment agreements and a merger agreement breached or would breach the terms of the plaintiffs’ (and several other investors’) securities purchase agreements, including a right of first refusal and a prohibition against certain acquisitions and changes of business. The Court issued a temporary restraining order concerning enforcement of the private placements on September 3, 2022, amended the temporary restraining order on September 9, 2022, and further amended the temporary restraining order on September 23, 2022 (“TRO”). In order to settle the litigation, the Company entered into a share repurchase agreement with the three plaintiffs, and all the other investors in the May 2022 private placements on October 15, 2022. The Company agreed to repurchase 12,492,283 Class A ordinary shares and warrants to purchase a total of 2,475,000 Class A ordinary shares from the nine investors for total consideration of RMB11,003(US$1,507). The Company fully settled the litigation on October 27, 2022. In connection with the settlement, Yuyang Cui and Jiawen Kang resigned from our board of directors of the Company and Yuyang Cui resigned as Co-CEO of the Company. The repurchased warrants were canceled and the repurchased Class A ordinary shares are treated a treasury shares as of December 31, 2022. The treasury shares were canceled on January 19, 2023.

On September 2, 2022, the Company entered into investment agreements with three third-party investors (the “September 2, 2022 private placement”). The investors agreed to purchase an aggregate of 5,000,000 Class A ordinary shares at price of US$0.1 per share and warrants to purchase an aggregate of 5,000,000 Class A ordinary shares at an exercise price of US$0.4 per share for RMB3,613. The warrants are exercisable within 2 years from the date of issuance. Total gross proceeds of RMB3,613 was received in September, 2022. No warrants were excised during the year ended December 31, 2022 and six months ended June 30, 2023.

On September 26, 2022, the Company entered into investment agreements with nine third-party investors, pursuant to which the Company issued 36,729,613 Class A ordinary Shares at price of US$0.10 per share to the investors and received gross proceeds of RMB26,410 (US$3,660) during the period October 2022 to November 2022.

In December 2022 and March 2023, the Company signed investment agreements with several third-party investors (the “March 2023 private placement”) to sell 30,885,707 Class A ordinary shares of the Company at a price of US$0.175 per share for a total purchase price of US$5,405. Proceeds of RMB36,608 (US$5,369) were received by June 30, 2023 and the remaining balance subsequently was received on August 10, 2023. For each Class A ordinary share purchased, the investors received two warrants with each warrant to purchase one Class A ordinary share at an exercise price of US$0.21 per share. The warrants are exercisable within 2 years from the date of issuance. No warrants were exercised during the six months ended June 30, 2023.

On April 6, 2023, the Company closed a registered direct offering (the “April 2023 private placement”), the Company sold to the institutional investors a total of 12,500,000 Class A ordinary shares priced at $0.2 per ordinary share, pre-funded warrants exercisable for 2,500,000 Class A ordinary shares and warrants exercisable for 15,000,000 Class A ordinary shares. The purchase price of each pre-funded warrant is equal to the offering price per Class A ordinary shares, minus $0.00005, and the exercise price of each pre-funded warrant is equal $0.00005 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. The warrants are immediately exercisable and expire five (5) years from the original issuance date and have an exercise price of $0.2 per Class A ordinary shares. The Company also issued to Univest Securities, LLC, which acted as the sole placement agent for the offering, warrants exercisable for 750,000 Class A ordinary shares, with an exercise price of $0.24 per share. The net proceeds to the Company from the registered direct offering were RMB17,238 (US$2,510) after deducting the placement agent’s fees and other offering expenses. No pre-funded warrants were exercised during the six months ended June 30, 2023, and 5,000,000 warrants were exercised with proceeds of RMB6,911(US$1,000) during the six months ended June 30, 2023.

On June 2, 2023, the Company entered into an agreement with an investor, under which the investor agreed to purchase 22,000,000 Class A ordinary shares and warrants to purchase 22,000,000 Class A ordinary shares at an aggregate purchase price of US$4,400 (the “June 2023 private placement”). The warrants are exercisable within 2 years from the date of issuance and have an exercise price of US$0.21 per share. On June 9, 2023, the Company issued 22,000,000 Class A ordinary shares to the investor, proceeds of RMB27,797 (US$3,900) were received by June 30, 2023. Due to inability to timely collect the remaining proceeds of RMB3,564(US$500) from the investor, the corresponding 2,500,000 shares was recalled and cancelled on October 30, 2023, subsequently. No warrants were exercised during the six months ended June 30, 2023.

Shares issued for acquisitions

In connection with the GISN acquisition on February 1, 2023, the Company issued 8,785,530 Class A shares to the original shareholders of GISN as consideration of 100% equity interest. The fair value of the shares issued amounted to RMB25,938(US$3,848).

In connection of the Fresh2 acquisition on February 8, 2023, the Company issued 5,440,420 Class A shares to the original shareholders of Fresh ecommerce as consideration of 100% equity interest. The fair value of the shares issued amounted to RMB17,304(US$2,549).

In connection of the assets acquisition from Easy Hundred on March 31, 2023, the Company issued 17,665,702 Class A shares to Easy Hundred as consideration. The fair value of the shares issued amounted to RMB25,720(US$3,745).

Warrants

As of June 30, 2023, there were 103,702,658 warrants outstanding. A summary of warrants activity for the six months ended June 30 2023 was as follows:

		Weighted average exercise price per share	Weighted
	Number of warrants	US$ per share	average life Years	Expiration dates
Balance of warrants outstanding and exercisable as of December 31, 2022	9,266,135	0.24	1.85 to unlimited	August 31, 2024 to unlimited
—warrants issued in connection with the March 2023 private placement	61,771,423	0.21	1.58 to 1.96	February 3, 2025 to June 16, 2025
—warrants issued in connection with the April 2023 private placement	18,250,000	0.00001-0.24	1.75 to Unlimited	March 31, 2025 to unlimited
—warrants issued in connection with the June 2023 private placement	22,000,000	0.21	1.95	June 9, 2025
Exercised	(7,584,900)	0.00001-0.2
Balance of warrants outstanding and exercisable as of June 30, 2023	103,702,658	0.21	1.96 to unlimited	August 31, 2024 to unlimited